Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Investors Trust
Entity Central Index Key	0000837276
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000028890
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class ADV
Trading Symbol	IIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 224,046,109
Holdings Count | Holding	887
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$224,046,109 # of Portfolio Holdings887 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028891
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class I
Trading Symbol	IIFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 224,046,109
Holdings Count | Holding	887
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$224,046,109 # of Portfolio Holdings887 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028892
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S
Trading Symbol	IIFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 224,046,109
Holdings Count | Holding	887
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$224,046,109 # of Portfolio Holdings887 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028893
Shareholder Report [Line Items]
Fund Name	Voya Balanced Income Portfolio
Class Name	Class S2
Trading Symbol	IIFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 224,046,109
Holdings Count | Holding	887
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$224,046,109 # of Portfolio Holdings887 Portfolio Turnover Rate49%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125916
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class ADV
Trading Symbol	IPARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 62,273,199
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$62,273,199 # of Portfolio Holdings10 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125917
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class I
Trading Symbol	IPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 62,273,199
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$62,273,199 # of Portfolio Holdings10 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000125918
Shareholder Report [Line Items]
Fund Name	Voya Global Perspectives<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Portfolio
Class Name	Class S
Trading Symbol	IPSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 62,273,199
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$62,273,199 # of Portfolio Holdings10 Portfolio Turnover Rate35%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015353
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class I
Trading Symbol	IPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 1,069,547,983
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,547,983 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015354
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S
Trading Symbol	ISPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 1,069,547,983
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,547,983 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015355
Shareholder Report [Line Items]
Fund Name	Voya Government Liquid Assets Portfolio
Class Name	Class S2
Trading Symbol	ITLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,069,547,983
Holdings Count | Holding	21
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,069,547,983 # of Portfolio Holdings21
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015922
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class ADV
Trading Symbol	IPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 443,432,669
Holdings Count | Holding	382
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$443,432,669 # of Portfolio Holdings382 Portfolio Turnover Rate41%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015923
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class I
Trading Symbol	IPIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 443,432,669
Holdings Count | Holding	382
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$443,432,669 # of Portfolio Holdings382 Portfolio Turnover Rate41%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015924
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S
Trading Symbol	IPHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 443,432,669
Holdings Count | Holding	382
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$443,432,669 # of Portfolio Holdings382 Portfolio Turnover Rate41%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015921
Shareholder Report [Line Items]
Fund Name	Voya High Yield Portfolio
Class Name	Class S2
Trading Symbol	IPYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 443,432,669
Holdings Count | Holding	382
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$443,432,669 # of Portfolio Holdings382 Portfolio Turnover Rate41%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015798
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class ADV
Trading Symbol	IEOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$70	1.27%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.27%
AssetsNet	$ 4,565,206,956
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,565,206,956 # of Portfolio Holdings63 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015799
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class I
Trading Symbol	IEOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
AssetsNet	$ 4,565,206,956
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,565,206,956 # of Portfolio Holdings63 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000163203
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class R6
Trading Symbol	VRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$37	0.67%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
AssetsNet	$ 4,565,206,956
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,565,206,956 # of Portfolio Holdings63 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015800
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S
Trading Symbol	IEOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.92%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.92%
AssetsNet	$ 4,565,206,956
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,565,206,956 # of Portfolio Holdings63 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015801
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Growth Portfolio
Class Name	Class S2
Trading Symbol	IEOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
AssetsNet	$ 4,565,206,956
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,565,206,956 # of Portfolio Holdings63 Portfolio Turnover Rate21%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000034673
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class ADV
Trading Symbol	IPEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 587,125,628
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,125,628 # of Portfolio Holdings80 Portfolio Turnover Rate50%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000034674
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class I
Trading Symbol	IPEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 587,125,628
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,125,628 # of Portfolio Holdings80 Portfolio Turnover Rate50%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000163204
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class R6
Trading Symbol	VLCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 587,125,628
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,125,628 # of Portfolio Holdings80 Portfolio Turnover Rate50%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000034675
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S
Trading Symbol	IPESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.91%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%
AssetsNet	$ 587,125,628
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,125,628 # of Portfolio Holdings80 Portfolio Turnover Rate50%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000034676
Shareholder Report [Line Items]
Fund Name	Voya Large Cap Value Portfolio
Class Name	Class S2
Trading Symbol	IPETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 587,125,628
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$587,125,628 # of Portfolio Holdings80 Portfolio Turnover Rate50%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Largest Holdings [Text Block]

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015349
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class ADV
Trading Symbol	IMBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 320,857,732
Holdings Count | Holding	521
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,857,732 # of Portfolio Holdings521 Portfolio Turnover Rate160%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015350
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class I
Trading Symbol	ILBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 320,857,732
Holdings Count | Holding	521
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,857,732 # of Portfolio Holdings521 Portfolio Turnover Rate160%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015351
Shareholder Report [Line Items]
Fund Name	Voya Limited Maturity Bond Portfolio
Class Name	Class S
Trading Symbol	ILMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 320,857,732
Holdings Count | Holding	521
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$320,857,732 # of Portfolio Holdings521 Portfolio Turnover Rate160%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079016
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class ADV
Trading Symbol	IRCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 277,835,309
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,835,309 # of Portfolio Holdings8 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.0%
Fixed Income	75.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	48.9%
Voya U.S. Stock Index Portfolio - Class I	20.0%
Voya Short Term Bond Fund - Class R6	14.1%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079017
Shareholder Report [Line Items]
Fund Name	Voya Retirement Conservative Portfolio
Class Name	Class I
Trading Symbol	IRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
AssetsNet	$ 277,835,309
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$277,835,309 # of Portfolio Holdings8 Portfolio Turnover Rate14%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.0%
Fixed Income	75.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	48.9%
Voya U.S. Stock Index Portfolio - Class I	20.0%
Voya Short Term Bond Fund - Class R6	14.1%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079018
Shareholder Report [Line Items]
Fund Name	Voya Retirement Growth Portfolio
Class Name	Class ADV
Trading Symbol	IRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,829,042,008
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,829,042,008 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.1%
Equity	79.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	50.1%
Voya U.S. Bond Index Portfolio - Class I	14.0%
Voya International Index Portfolio - Class I	10.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	10.0%
Voya Short Term Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079019
Shareholder Report [Line Items]
Fund Name	Voya Retirement Growth Portfolio
Class Name	Class I
Trading Symbol	IIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,829,042,008
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,829,042,008 # of Portfolio Holdings9 Portfolio Turnover Rate11%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.1%
Equity	79.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	50.1%
Voya U.S. Bond Index Portfolio - Class I	14.0%
Voya International Index Portfolio - Class I	10.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	10.0%
Voya Short Term Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079020
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Growth Portfolio
Class Name	Class ADV
Trading Symbol	IRMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,247,213,456
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,247,213,456 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.0%
Equity	63.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	47.1%
Voya U.S. Bond Index Portfolio - Class I	26.9%
Voya Short Term Bond Fund - Class R6	8.1%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Large Cap Growth Index - Class I	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079021
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Growth Portfolio
Class Name	Class I
Trading Symbol	IRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,247,213,456
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,247,213,456 # of Portfolio Holdings8 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.0%
Equity	63.1%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	47.1%
Voya U.S. Bond Index Portfolio - Class I	26.9%
Voya Short Term Bond Fund - Class R6	8.1%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Large Cap Growth Index - Class I	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079022
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class ADV
Trading Symbol	IRMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 677,845,914
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$677,845,914 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	40.0%
Fixed Income	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	41.9%
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Short Term Bond Fund - Class R6	12.1%
Voya International Index Portfolio - Class I	6.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000079023
Shareholder Report [Line Items]
Fund Name	Voya Retirement Moderate Portfolio
Class Name	Class I
Trading Symbol	IRMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 677,845,914
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$677,845,914 # of Portfolio Holdings8 Portfolio Turnover Rate10%
Holdings [Text Block]

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	40.0%
Fixed Income	60.0%

Largest Holdings [Text Block]

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	41.9%
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Short Term Bond Fund - Class R6	12.1%
Voya International Index Portfolio - Class I	6.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000075972
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class ADV
Trading Symbol	ISIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 4,520,389,139
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,520,389,139 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015822
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class I
Trading Symbol	INGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 4,520,389,139
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,520,389,139 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000047554
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S
Trading Symbol	ISJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
AssetsNet	$ 4,520,389,139
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,520,389,139 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000053098
Shareholder Report [Line Items]
Fund Name	Voya U.S. Stock Index Portfolio
Class Name	Class S2
Trading Symbol	ISIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 4,520,389,139
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,520,389,139 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
S000079415
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series S Portfolio
Class Name	VACS Index Series
Trading Symbol	VVIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 3,831,293,741
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$3,831,293,741 # of Portfolio Holdings506 Portfolio Turnover Rate5%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000047545
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> BlackRock Inflation Protected Bond Portfolio
Class Name	Class ADV
Trading Symbol	IBRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	1.23%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%
AssetsNet	$ 209,026,299
Holdings Count | Holding	651
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,026,299 # of Portfolio Holdings651 Portfolio Turnover Rate153%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000047546
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> BlackRock Inflation Protected Bond Portfolio
Class Name	Class I
Trading Symbol	IBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 209,026,299
Holdings Count | Holding	651
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,026,299 # of Portfolio Holdings651 Portfolio Turnover Rate153%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000047547
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> BlackRock Inflation Protected Bond Portfolio
Class Name	Class S
Trading Symbol	IBRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 209,026,299
Holdings Count | Holding	651
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$209,026,299 # of Portfolio Holdings651 Portfolio Turnover Rate153%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015417
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	1.48%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.48%
AssetsNet	$ 169,746,520
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,746,520 # of Portfolio Holdings88 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015418
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class I
Trading Symbol	IRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
AssetsNet	$ 169,746,520
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,746,520 # of Portfolio Holdings88 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015419
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S
Trading Symbol	IRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
AssetsNet	$ 169,746,520
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,746,520 # of Portfolio Holdings88 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015420
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Global Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$62	1.28%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%
AssetsNet	$ 169,746,520
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$169,746,520 # of Portfolio Holdings88 Portfolio Turnover Rate41%
Holdings [Text Block]

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015784
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class ADV
Trading Symbol	ICRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.31%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.31%
AssetsNet	$ 170,084,536
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,084,536 # of Portfolio Holdings45 Portfolio Turnover Rate36%
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015785
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class I
Trading Symbol	IVRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 170,084,536
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,084,536 # of Portfolio Holdings45 Portfolio Turnover Rate36%
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015786
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S
Trading Symbol	IVRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
AssetsNet	$ 170,084,536
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,084,536 # of Portfolio Holdings45 Portfolio Turnover Rate36%
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015787
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> CBRE Real Estate Portfolio
Class Name	Class S2
Trading Symbol	IVRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 170,084,536
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,084,536 # of Portfolio Holdings45 Portfolio Turnover Rate36%
Holdings [Text Block]

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015780
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class ADV
Trading Symbol	IVGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 369,943,224
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$369,943,224 # of Portfolio Holdings77 Portfolio Turnover Rate10%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015781
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class I
Trading Symbol	IVGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 369,943,224
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$369,943,224 # of Portfolio Holdings77 Portfolio Turnover Rate10%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015782
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S
Trading Symbol	IVGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 369,943,224
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$369,943,224 # of Portfolio Holdings77 Portfolio Turnover Rate10%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015783
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Invesco Growth and Income Portfolio
Class Name	Class S2
Trading Symbol	IVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 369,943,224
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$369,943,224 # of Portfolio Holdings77 Portfolio Turnover Rate10%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Largest Holdings [Text Block]

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015329
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
AssetsNet	$ 287,718,663
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$287,718,663 # of Portfolio Holdings78 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015330
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class I
Trading Symbol	IJEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 287,718,663
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$287,718,663 # of Portfolio Holdings78 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015331
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S
Trading Symbol	IJPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$73	1.44%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.44%
AssetsNet	$ 287,718,663
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$287,718,663 # of Portfolio Holdings78 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015332
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Emerging Markets Equity Portfolio
Class Name	Class S2
Trading Symbol	IJPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
AssetsNet	$ 287,718,663
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$287,718,663 # of Portfolio Holdings78 Portfolio Turnover Rate19%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028903
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class ADV
Trading Symbol	IJSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
AssetsNet	$ 428,835,234
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$428,835,234 # of Portfolio Holdings583 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015333
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class I
Trading Symbol	IJSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 428,835,234
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$428,835,234 # of Portfolio Holdings583 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168687
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class R6
Trading Symbol	VPRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 428,835,234
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$428,835,234 # of Portfolio Holdings583 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015334
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S
Trading Symbol	IJSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 428,835,234
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$428,835,234 # of Portfolio Holdings583 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015335
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> JPMorgan Small Cap Core Equity Portfolio
Class Name	Class S2
Trading Symbol	IJSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 428,835,234
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$428,835,234 # of Portfolio Holdings583 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Largest Holdings [Text Block]

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015776
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class ADV
Trading Symbol	IGFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	1.56%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.56%
AssetsNet	$ 299,045,559
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$299,045,559 # of Portfolio Holdings41 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168690
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class R6
Trading Symbol	VPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 299,045,559
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$299,045,559 # of Portfolio Holdings41 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015778
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S
Trading Symbol	IVGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
AssetsNet	$ 299,045,559
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$299,045,559 # of Portfolio Holdings41 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015779
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Morgan Stanley Global Franchise Portfolio
Class Name	Class S2
Trading Symbol	IGFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	1.36%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%
AssetsNet	$ 299,045,559
Holdings Count | Holding	41
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$299,045,559 # of Portfolio Holdings41 Portfolio Turnover Rate14%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015823
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class ADV
Trading Symbol	ITRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
AssetsNet	$ 8,378,067,146
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,378,067,146 # of Portfolio Holdings245 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015824
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class I
Trading Symbol	ITRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 8,378,067,146
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,378,067,146 # of Portfolio Holdings245 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000168694
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class R6
Trading Symbol	VPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 8,378,067,146
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,378,067,146 # of Portfolio Holdings245 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015825
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S
Trading Symbol	ITCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 8,378,067,146
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,378,067,146 # of Portfolio Holdings245 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015826
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Capital Appreciation Portfolio
Class Name	Class S2
Trading Symbol	ITCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 8,378,067,146
Holdings Count | Holding	245
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,378,067,146 # of Portfolio Holdings245 Portfolio Turnover Rate38%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Largest Holdings [Text Block]

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015827
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class ADV
Trading Symbol	ITEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
AssetsNet	$ 345,562,384
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$345,562,384 # of Portfolio Holdings120 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015828
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class I
Trading Symbol	ITEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 345,562,384
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$345,562,384 # of Portfolio Holdings120 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015829
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S
Trading Symbol	IRPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 345,562,384
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$345,562,384 # of Portfolio Holdings120 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000015830
Shareholder Report [Line Items]
Fund Name	VY<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> T. Rowe Price Equity Income Portfolio
Class Name	Class S2
Trading Symbol	ITETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 345,562,384
Holdings Count | Holding	120
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$345,562,384 # of Portfolio Holdings120 Portfolio Turnover Rate12%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Largest Holdings [Text Block]

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports